Income Tax Benefit - Narrative (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) subsidiary	Jun. 30, 2023 USD ($)	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%	25.00%	25.00%
Unused tax losses for which no deferred tax asset recognised	$ 12,210,000	$ 12,550,000
Unused tax losses for which no deferred tax asset recognised, tax effected amount	3,660,000
Unused tax credits for which no deferred tax asset recognised	850,000	0
Unused expenditure reserve for which no deferred tax asset recognised	2,280,000	900,000
Unused expenditure reserve for which no deferred tax asset recognised, tax effected amount	680,000
Tax effected investment for which no deferred tax asset recognised	330,000	0
Tax effected interest expense for which no deferred tax asset recognised	810,000	$ 0
Net forgiven amount upon consummation of capital reorganisation	$ 15,600,000
AUSTRALIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of subsidiaries | subsidiary	9